JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 99.4%

Argentina - 2.9%
MercadoLibre, Inc.*	256	400,989

Brazil - 3.8%
B3 SA - Brasil Bolsa Balcao	36,160	106,363
Localiza Rent a Car SA*	3,766	45,029
Magazine Luiza SA*	35,416	140,081
Pagseguro Digital Ltd., Class A*(a)	3,091	171,365
Raia Drogasil SA*	12,592	61,146

		523,984

China - 39.9%
Alibaba Group Holding Ltd.*	19,968	487,673
Alibaba Group Holding Ltd., ADR*	423	82,513
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	14,621	115,391
Bilibili, Inc., ADR*(a)	1,417	121,230
Budweiser Brewing Co. APAC Ltd.(b)	50,531	141,023
China Gas Holdings Ltd.	48,011	147,816
Contemporary Amperex Technology Co. Ltd., Class A	2,575	220,713
Dada Nexus Ltd., ADR*(a)	3,482	75,182
Foshan Haitian Flavouring & Food Co. Ltd., Class A	9,791	173,889
Hundsun Technologies, Inc., Class A	10,482	90,533
JD.com, Inc., ADR*	1,578	111,881
JD.com, Inc., Class A*	5,557	193,726
Jiangsu Hengli Hydraulic Co. Ltd., Class A	15,471	234,900
KE Holdings, Inc., ADR*	3,440	75,638
Kingdee International Software Group Co. Ltd.*	33,349	104,155
Kweichow Moutai Co. Ltd., Class A	364	94,595
Meituan*(b)	10,752	297,527
Midea Group Co. Ltd., Class A	8,057	79,373
NetEase, Inc.	13,799	274,459
Pharmaron Beijing Co. Ltd., Class A	5,886	180,874
Ping An Bank Co. Ltd., Class A	48,156	131,856
Ping An Insurance Group Co. of China Ltd., Class H	8,785	76,876
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	3,042	184,312
Shenzhou International Group Holdings Ltd.	8,462	187,793
Sichuan Swellfun Co. Ltd., Class A	1,990	31,467
Silergy Corp.	1,023	138,805
Sunny Optical Technology Group Co. Ltd.	6,929	210,387
Tencent Holdings Ltd.	7,815	471,314
Wanhua Chemical Group Co. Ltd., Class A	6,629	117,089
Wuxi Biologics Cayman, Inc.*(b)	19,749	301,644
Xinyi Solar Holdings Ltd.(a)	115,348	232,342
Yum China Holdings, Inc.	2,605	161,995

		5,548,971

Hong Kong - 5.0%
AIA Group Ltd.	795	9,510
AIA Group Ltd.	17,599	210,588
Hong Kong Exchanges & Clearing Ltd.	2,539	162,286
Techtronic Industries Co. Ltd.	17,840	318,128

		700,512

India - 14.4%
Asian Paints Ltd.	2,803	111,509
Britannia Industries Ltd.	1,793	82,601
HDFC Bank Ltd.	13,065	251,433
HDFC Bank Ltd., ADR	2,957	208,687
HDFC Life Insurance Co. Ltd.(b)	16,679	148,987
Hindustan Unilever Ltd.	5,256	165,158
Housing Development Finance Corp. Ltd.	9,711	319,693
Kotak Mahindra Bank Ltd.*	8,796	196,099
Reliance Industries Ltd.	8,772	240,463
Tata Consultancy Services Ltd.	6,652	283,604

		2,008,234

Indonesia - 1.8%
Bank Central Asia Tbk. PT	53,511	110,465
Bank Rakyat Indonesia Persero Tbk. PT	533,025	136,746

		247,211

Macau - 0.7%
Sands China Ltd.*	26,388	89,880

Mexico - 1.2%
Wal-Mart de Mexico SAB de CV(a)	52,447	172,785

Panama - 0.5%
Copa Holdings SA, Class A*(a)	879	62,343

Poland - 1.4%
Allegro.eu SA*(b)	11,598	198,997

Portugal - 0.7%
Jeronimo Martins SGPS SA	4,940	100,657

South Africa - 1.0%
Bid Corp. Ltd.*	3,819	83,818
Capitec Bank Holdings Ltd.	525	58,292

		142,110

South Korea - 8.5%
Delivery Hero SE*(b)	1,063	158,855
LG Chem Ltd.	139	101,752
NCSoft Corp.	206	147,999
Samsung Electronics Co. Ltd.	11,386	778,058

		1,186,664

Taiwan - 11.2%
Chailease Holding Co. Ltd.*	6,415	53,236
Sea Ltd., ADR*(a)	1,840	508,011
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,943	926,523
Taiwan Semiconductor Manufacturing Co. Ltd.	3,301	68,989

		1,556,759

Turkey - 0.5%
BIM Birlesik Magazalar A/S	8,937	67,245

United Kingdom - 1.2%
Prudential plc	8,809	165,414

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

United States - 4.7%
EPAM Systems, Inc.*(a)	985	551,654
JS Global Lifestyle Co. Ltd.(b)	37,940	95,666

		647,320

TOTAL COMMON STOCKS (Cost $9,183,614)		13,820,075

SHORT-TERM INVESTMENTS - 1.2%

INVESTMENT COMPANIES - 0.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(c)(d)(Cost $22,654)	22,643	22,654

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 1.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(c)(d)	128,040	128,040
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d)	15,841	15,841

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $143,881)		143,881

TOTAL SHORT-TERM INVESTMENTS (Cost $166,535)		166,535

Total Investments - 100.6% (Cost $9,350,149)		13,986,610
Liabilities in Excess of Other Assets - (0.6)%		(79,938)

Net Assets - 100.0%		13,906,672

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2021
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS

Internet & Direct Marketing Retail	14.4%
Semiconductors & Semiconductor Equipment	9.8
Banks	7.8
Entertainment	7.5
IT Services	7.2
Technology Hardware, Storage & Peripherals	5.6
Insurance	4.4
Machinery	4.0
Food & Staples Retailing	3.5
Life Sciences Tools & Services	3.4
Interactive Media & Services	3.4
Chemicals	2.4
Thrifts & Mortgage Finance	2.3
Capital Markets	1.9
Beverages	1.9
Food Products	1.8
Hotels, Restaurants & Leisure	1.8
Oil, Gas & Consumable Fuels	1.7
Electrical Equipment	1.6
Electronic Equipment, Instruments & Components	1.5
Software	1.4
Textiles, Apparel & Luxury Goods	1.3
Health Care Equipment & Supplies	1.3
Household Durables	1.2
Household Products	1.2
Gas Utilities	1.1
Multiline Retail	1.0
Others (each less than 1.0%)	2.4
Short-Term Investments	1.2

Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company
SGPS	Holding company

(a)	The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 is $135,924.

(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(d)	The rate shown is the current yield as of July 31, 2021.

*	Non-income producing security.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$400,989	$–	$–	$400,989
Brazil	523,984	–	–	523,984
China	628,439	4,920,532	–	5,548,971
Hong Kong	–	700,512	–	700,512
India	208,687	1,799,547	–	2,008,234
Indonesia	–	247,211	–	247,211
Macau	–	89,880	–	89,880
Mexico	172,785	–	–	172,785
Panama	62,343	–	–	62,343
Poland	198,997	–	–	198,997
Portugal	100,657	–	–	100,657
South Africa	142,110	–	–	142,110
South Korea	–	1,186,664	–	1,186,664
Taiwan	1,434,534	122,225	–	1,556,759
Turkey	67,245	–	–	67,245
United Kingdom	–	165,414	–	165,414
United States	551,654	95,666	–	647,320
Total Common Stocks	4,492,424	9,327,651	–	13,820,075
Short-Term Investments
Investment Companies	22,654	–	–	22,654
Investment of Cash Collateral from Securities Loaned	143,881	–	–	143,881
Total Short-Term Investments	166,535	–	–	166,535
Total Investments in Securities	$4,658,959	$9,327,651	$–	$13,986,610

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2021	Shares at July 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$313,818	$2,984,520	$3,275,659	$(42)	$17	$22,654	22,643	$95	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(a)(b)	117,544	1,095,500	1,085,000	(17)	13	128,040	128,040	84	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	12,077	894,406	890,642	—	—	15,841	15,841	4	—
Total	$443,439	$4,974,426	$5,251,301	$(59)	$30	$166,535		$183	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of July 31, 2021.